Available-For-Sale Marketable Securities - Schedule of Available-for-Sale Marketable Securities (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Schedule of Available-for-Sale Marketable Securities [Line Items]
Amortized cost	$ 33,372	$ 26,455
Gross unrealized gain		15
Gross unrealized loss
Fair Value	33,372	26,470
Available-for-sale - matures within one year [Member]
Schedule of Available-for-Sale Marketable Securities [Line Items]
Amortized cost	33,372	26,455
Gross unrealized gain		15
Gross unrealized loss
Fair Value	33,372	26,470
Available-for-sale - matures after one year through three years [Member]
Schedule of Available-for-Sale Marketable Securities [Line Items]
Amortized cost
Gross unrealized gain
Gross unrealized loss
Fair Value
Governmental debentures [Member] | Available-for-sale - matures within one year [Member]
Schedule of Available-for-Sale Marketable Securities [Line Items]
Amortized cost	33,372	26,455
Gross unrealized gain		15
Gross unrealized loss
Fair Value	33,372	26,470
Governmental debentures [Member] | Available-for-sale - matures after one year through three years [Member]
Schedule of Available-for-Sale Marketable Securities [Line Items]
Amortized cost
Gross unrealized gain
Gross unrealized loss
Fair Value
Corporate debentures [Member] | Available-for-sale - matures within one year [Member]
Schedule of Available-for-Sale Marketable Securities [Line Items]
Amortized cost
Gross unrealized gain
Gross unrealized loss
Fair Value
Corporate debentures [Member] | Available-for-sale - matures after one year through three years [Member]
Schedule of Available-for-Sale Marketable Securities [Line Items]
Amortized cost
Gross unrealized gain
Gross unrealized loss
Fair Value